SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT

                    Polaris Select Investor Variable Annuity
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           THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT

                    Polaris Select Investor Variable Annuity
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Effective on or about June 4, 2019, the following Underlying Fund of the
VALIC Company I Trust ("VAL I") has been renamed as indicated below.

Former Underlying    New Underlying	     Managed by         Trust
Fund Name	     Fund Name
----------------     --------------------    ----------------   ------
VALIC Company I      VALIC Company I	     SunAmerica Asset	 VAL I
Global Social 	     International	     Management, LLC
Awareness Fund	     Socially Responsible
		     Fund

Accordingly, all references in the prospectus to the "VALIC Company I Global Social Awareness Fund" are replaced with "VALIC Company I
International Socially Responsible Fund."



Dated: August 16, 2019

             Please keep this Supplement with your prospectus.